COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.3%
AUSTRALIA	6.5%
DIVERSIFIED
Charter Hall Group		1,058,040	$15,927,389
Goodman Group		2,801,571	60,767,544
Ingenia Communities Group		4,443,435	15,994,801
Mirvac Group		8,393,474	12,607,492
Stockland		7,370,067	29,845,850

			135,143,076

BELGIUM	1.8%
HEALTH CARE	0.8%
Aedifica SA		234,867	17,385,770

INDUSTRIALS	0.6%
VGP NV		30,635	3,420,466
Warehouses De Pauw CVA		341,835	8,540,336

			11,960,802

RESIDENTIAL	0.3%
Xior Student Housing NV(a)		170,002	5,838,036

SELF STORAGE	0.1%
Shurgard Self Storage Ltd.		72,313	2,737,997

TOTAL BELGIUM			37,922,605

CANADA	1.8%
INDUSTRIALS	1.2%
Dream Industrial Real Estate Investment Trust		2,868,402	25,619,197

RETAIL	0.6%
First Capital Real Estate Investment Trust		872,857	12,399,499

TOTAL CANADA			38,018,696

CHINA	0.3%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(b)		1,033,000	5,320,343

FRANCE	2.3%
INDUSTRIALS	0.2%
ARGAN SA		58,924	4,406,751

OFFICE	0.1%
Gecina SA		16,125	1,614,862

RETAIL	2.0%
Klepierre SA		529,849	20,627,827
Mercialys SA		704,698	9,067,769
Unibail-Rodamco-Westfield		113,533	11,921,770

			41,617,366

TOTAL FRANCE			47,638,979

GERMANY	2.1%
INDUSTRIAL OFFICE	0.2%
Sirius Real Estate Ltd.		3,019,348	3,969,353

		Shares	Value
RESIDENTIAL	1.9%
LEG Immobilien SE		96,579	$7,676,411
TAG Immobilien AG		577,021	9,958,543
Vonovia SE		680,623	21,215,730

			38,850,684

TOTAL GERMANY			42,820,037

HONG KONG	3.1%
DIVERSIFIED	2.9%
Link REIT		3,776,072	19,409,387
Sun Hung Kai Properties Ltd.		2,056,000	24,623,545
Wharf Real Estate Investment Co. Ltd.		5,498,000	16,249,655

			60,282,587

OFFICE	0.2%
Hongkong Land Holdings Ltd.		728,400	4,610,772

TOTAL HONG KONG			64,893,359

JAPAN	8.9%
DIVERSIFIED	5.9%
Japan Metropolitan Fund Invest		19,848	15,259,949
KDX Realty Investment Corp.		7,528	8,577,395
Mitsubishi Estate Co. Ltd.		914,100	21,034,468
Mitsui Fudosan Co. Ltd.		3,436,400	37,481,240
Nomura Real Estate Master Fund, Inc.		14,423	15,643,569
Sumitomo Realty & Development Co. Ltd.		574,700	25,384,186

			123,380,807

HOTEL	0.6%
Invincible Investment Corp.		10,267	4,679,283
Japan Hotel REIT Investment Corp.		11,620	7,008,852

			11,688,135

INDUSTRIALS	1.3%
GLP J-Reit		5,514	5,089,502
Mitsui Fudosan Logistics Park, Inc.		3,670	2,638,003
Nippon Prologis REIT, Inc.		32,614	19,054,330

			26,781,835

OFFICE	0.7%
Japan Real Estate Investment Corp.		18,341	15,440,744

RESIDENTIAL	0.4%
Mitsui Fudosan Accommodations Fund, Inc.		8,796	7,851,182

TOTAL JAPAN			185,142,703

SINGAPORE	3.0%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		16,037,952	7,618,027

DIVERSIFIED	1.4%
CapitaLand Integrated Commercial Trust		16,255,992	28,858,655
Suntec Real Estate Investment Trust		757,500	751,657

			29,610,312

HEALTH CARE	0.3%
Parkway Life Real Estate Investment Trust		1,857,600	5,933,030

OFFICE	0.2%
Keppel REIT		5,966,800	4,671,862

RESIDENTIAL	0.4%
Centurion Accommodation REIT(b)		10,054,900	8,106,590

		Shares	Value
RETAIL	0.3%
Frasers Centrepoint Trust		3,411,858	$6,136,292

TOTAL SINGAPORE			62,076,113

SPAIN	0.8%
DIVERSIFIED	0.6%
Merlin Properties Socimi SA		844,240	12,726,758

INFRASTRUCTURE	0.2%
Cellnex Telecom SA(c)		130,075	4,503,555

TOTAL SPAIN			17,230,313

SWEDEN	1.4%
DIVERSIFIED	0.9%
Fastighets AB Balder, Class B(b)		1,572,655	11,249,000
Nyfosa AB		850,161	7,409,470

			18,658,470

INDUSTRIAL OFFICE	0.3%
Castellum AB		472,721	5,337,594

INDUSTRIALS	0.2%
Catena AB		92,538	4,206,987

TOTAL SWEDEN			28,203,051

SWITZERLAND	1.0%
DIVERSIFIED
Swiss Prime Site AG		154,793	21,642,436

UNITED KINGDOM	3.4%
DIVERSIFIED	1.1%
British Land Co. PLC		575,665	2,695,805
Land Securities Group PLC		1,488,088	11,647,733
LondonMetric Property PLC		3,901,875	9,545,438

			23,888,976

INDUSTRIALS	1.3%
Segro PLC		831,924	7,332,970
Tritax Big Box REIT PLC		9,727,737	18,904,687

			26,237,657

OFFICE	0.2%
Great Portland Estates PLC		1,012,742	4,338,085

RESIDENTIAL	0.1%
UNITE Group PLC		215,039	2,079,390

SELF STORAGE	0.7%
Big Yellow Group PLC		649,117	8,485,532
Safestore Holdings PLC		632,062	5,593,394

			14,078,926

TOTAL UNITED KINGDOM			70,623,034

UNITED STATES	61.9%
DATA CENTERS	8.1%
Digital Realty Trust, Inc.		684,947	118,413,637
Equinix, Inc.		64,278	50,345,101

			168,758,738

HEALTH CARE	12.8%
CareTrust REIT, Inc.		556,809	19,310,136
Healthcare Realty Trust, Inc., Class A		1,670,656	30,121,928

		Shares	Value
Omega Healthcare Investors, Inc.		530,595	$22,401,721
PACS Group, Inc.(b)		203,232	2,790,375
Welltower, Inc.		1,071,465	190,870,775

			265,494,935

HOTEL	3.6%
Caesars Entertainment, Inc.(b)		673,580	18,203,500
Host Hotels & Resorts, Inc.		3,323,869	56,572,250

			74,775,750

INDUSTRIALS	4.9%
Lineage, Inc.(d)		68,361	2,641,450
Prologis, Inc.		869,907	99,621,749

			102,263,199

INFRASTRUCTURE	3.1%
Crown Castle, Inc.		587,869	56,723,480
SBA Communications Corp., Class A		43,978	8,503,146

			65,226,626

OFFICE	2.9%
BXP, Inc.		240,267	17,861,449
Highwoods Properties, Inc.		346,714	11,032,439
Hudson Pacific Properties, Inc.(b)		1,002,902	2,768,010
Kilroy Realty Corp.		688,314	29,081,266

			60,743,164

RESIDENTIAL	10.1%
American Homes 4 Rent, Class A		439,149	14,601,704
Essex Property Trust, Inc.		228,724	61,220,266
Invitation Homes, Inc.		2,191,945	64,289,747
Sun Communities, Inc.		329,802	42,544,458
UDR, Inc.		758,589	28,265,026

			210,921,201

RETAIL	8.1%
Agree Realty Corp.		350,420	24,893,837
Kimco Realty Corp.		1,626,406	35,536,971
Kite Realty Group Trust		813,993	18,152,044
Realty Income Corp.		503,661	30,617,552
Simon Property Group, Inc.		314,438	59,010,580

			168,210,984

SELF STORAGE	4.0%
Extra Space Storage, Inc.		418,133	58,931,665
Public Storage		85,302	24,639,483

			83,571,148

SPECIALTY	3.5%
Iron Mountain, Inc.		480,249	48,956,583
Outfront Media, Inc.		370,474	6,787,084
VICI Properties, Inc., Class A		522,645	17,043,453

			72,787,120

		Shares	Value
TIMBER	0.8%
Weyerhaeuser Co.		666,579	$16,524,494

TOTAL UNITED STATES			1,289,277,359

TOTAL COMMON STOCK (Identified cost—$1,630,182,722)			2,045,952,104

WARRANTS—REAL ESTATE	0.2%
OFFICE
Hudson Pacific Properties, Inc., exercise price $0.01(b)		1,762,686	4,847,386

TOTAL WARRANTS (Identified cost—$3,913,163)			4,847,386

SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(e)		9,800,603	9,800,603
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(e)		9,800,000	9,800,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,600,603)			19,600,603

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,653,696,488)	99.4%		2,070,400,093
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		12,046,535

NET ASSETS	100.0%		$2,082,446,628

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$2,045,952,104	$—	$—	$2,045,952,104
Warrants—Real Estate	—	4,847,386	—	4,847,386
Short-Term Investments	—	19,600,603	—	19,600,603

Total Investments in Securities(f)	$2,045,952,104	$24,447,989	$—	$2,070,400,093

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,838,036 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,503,555 which represents 0.2% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(e)	Rate quoted represents the annualized seven–day yield.
(f)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Sector Summary	% of Net Assets
Diversified	20.3
Health Care	13.9
Residential	13.2
Retail	11.0
Industrials	9.7
Data Centers	8.8
Self Storage	4.8
Office	4.5
Hotel	4.2
Specialty	3.5
Infrastructure	3.3
Timber	0.8
Other (includes short-term investments)	2.0

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.